As filed with the Securities and Exchange Commission on August 25, 2017

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22378

DoubleLine Funds Trust

(Exact name of registrant as specified in charter)

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Address of principal executive offices) (Zip code)

Ronald R. Redell

DoubleLine Funds Trust

333 South Grand Avenue, Suite 1800

Los Angeles, CA 90071

(Name and address of agent for service)

(213) 633-8200

Registrant’s telephone number, including area code

Date of fiscal year end: March 31, 2018

Date of reporting period: June 30, 2017

Item 1. Schedule of Investments.

DoubleLine Selective Credit Fund

Schedule of Investments

June 30, 2017 (Unaudited)

Principal Amount $/Shares	Security Description	Rate		Maturity	Value $
Asset Backed Obligations - 1.0%
4,891,049	Colony American Homes, Series 2014-2A-E	4.42%	#^	07/17/2031	4,934,611
134,333	MarketPlace Loan Trust, Series 2015-CB1-A	4.00%	^	07/15/2021	134,206

Total Asset Backed Obligations (Cost $5,062,426)					5,068,817

Collateralized Loan Obligations - 1.1%
1,000,000	Apidos Ltd., Series 2014-18A-D	6.35%	#^	07/22/2026	1,003,809
250,000	Babson Ltd., Series 2014-3A-E2	7.66%	#^	01/15/2026	251,840
1,000,000	Babson Ltd., Series 2015-2A-E	6.71%	#^	07/20/2027	992,492
500,000	Canyon Capital Ltd., Series 2016-2A-E	7.91%	#^	10/15/2028	502,000
250,000	Madison Park Funding Ltd., Series 2014-15A-DR	6.61%	#^	01/27/2026	250,038
1,000,000	Octagon Investment Partners Ltd., Series 2012-1A-DR	8.31%	#^	07/15/2029	998,860
500,000	Octagon Investment Partners Ltd., Series 2014-1A-D	7.78%	#^	11/14/2026	509,638
250,000	Octagon Investment Partners Ltd., Series 2014-1A-F	7.45%	#^	11/25/2025	232,400
1,000,000	THL Credit Wind River Ltd., Series 2014-2A-E	6.41%	#^	07/15/2026	980,238
250,000	Venture Ltd., Series 2016-12A-ER	7.40%	#^	02/28/2026	248,720

Total Collateralized Loan Obligations (Cost $5,863,548)					5,970,035

Non-Agency Commercial Mortgage Backed Obligations - 3.5%
182,000	Banc of America Commercial Mortgage Trust, Series 2007-4-B	6.16%	#^	02/10/2051	181,676
282,000	Barclays Commercial Mortgage Securities, LLC, Series 2014-BXO-E	3.55%	#^	08/15/2027	281,333
214,000	BB-UBS Trust, Series 2012-TFT-TE	3.68%	#^	06/05/2030	200,381
500,000	Bear Stearns Commercial Mortgage Securities, Inc., Series 2007-T26-AJ	5.57%	#	01/12/2045	491,622
500,000	CDGJ Commercial Mortgage Trust, Series 2014-BXCH-B	3.01%	#^	12/15/2027	500,787
425,000	CGCMT Trust, Series 2010-RR2-JA4B	6.07%	#^	02/19/2051	427,962
400,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AM	5.87%	#	12/10/2049	400,767
500,000	Citigroup Commercial Mortgage Trust, Series 2007-C6-AMFX	5.87%	#^	12/10/2049	500,959
500,000	Citigroup Commercial Mortgage Trust, Series 2015-GC27-D	4.58%	#^	02/10/2048	411,501
253,000	CLNS Trust, Series 2017-IKPR-E	4.50%	#^	06/11/2032	253,559
253,000	CLNS Trust, Series 2017-IKPR-F	5.50%	#^	06/11/2032	253,564
234,647	COBALT Commercial Mortgage Trust, Series 2007-C2-AJFX	5.57%	#	04/15/2047	237,310
97,515	Commercial Mortgage Pass-Through Certificates, Series 2007-C9-AJFL	1.68%	#^	12/10/2049	97,455
227,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-D	4.72%	#^	10/15/2045	197,854
411,000	Commercial Mortgage Pass-Through Certificates, Series 2012-CR4-E	4.72%	#^	10/15/2045	279,027
250,000	Commercial Mortgage Pass-Through Certificates, Series 2014-CR19-C	4.88%	#	08/10/2047	256,912
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-3BP-B	3.35%	#^	02/10/2035	503,102
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-CR22-D	4.26%	#^	03/10/2048	414,885
500,000	Commercial Mortgage Pass-Through Certificates, Series 2015-DC1-D	4.50%	#^	02/10/2048	397,133
130,231	Countrywide Commercial Mortgage Trust, Series 2007-MF1-A	6.48%	#^	11/12/2043	130,401
500,000	CSAIL Commercial Mortgage Trust, Series 2015-C1-D	3.94%	#^	04/15/2050	435,238
347,000	GMAC Commercial Mortgage Securities Trust, Series 2004-C3-E	5.14%	#^	12/10/2041	345,269
300,100	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2006-LDP9-AM	5.37%		05/15/2047	299,880
250,000	JP Morgan Chase Commercial Mortgage Securities Corporation, Series 2007-CB20-AJ	6.43%	#	02/12/2051	252,818
107,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2004-CBX-D	5.10%	#	01/12/2037	110,198
531,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2006-LDP9-AMS	5.34%		05/15/2047	527,195
208,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WIKI-E	4.14%	#^	10/05/2031	207,417
249,000	JP Morgan Chase Commercial Mortgage Securities Trust, Series 2016-WPT-E	6.16%	#^	10/15/2033	254,105
500,000	JPMBB Commercial Mortgage Securities Trust, Series 2015-C27-D	3.98%	#^	02/15/2048	398,845
500,000	LMREC, Inc., Series 2015-CRE1-A	2.97%	#^	02/22/2032	503,255
425,000	Merrill Lynch Mortgage Trust, Series 2007-C1-AM	6.02%	#	06/12/2050	427,125
250,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C18-C	4.63%	#	10/15/2047	240,101
350,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2014-C19-C	4.00%		12/15/2047	331,201
699,000	Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C20-D	3.07%	^	02/15/2048	548,156
398,096	Morgan Stanley Capital, Inc., Series 2007-HQ11-AJ	5.51%	#	02/12/2044	398,243
500,000	Morgan Stanley Capital, Inc., Series 2014-MP-D	3.82%	#^	08/11/2033	508,844
156,393	Sutherland Commercial Mortgage Loans LLC, Series 2015-SBC4-A	4.00%	^	06/25/2039	155,797
105,000	UBS-Barclays Commercial Mortgage Trust, Series 2013-C6-D	4.49%	#^	04/10/2046	96,636
282,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C25-F	6.03%	#	05/15/2043	282,081
496,000	Wachovia Bank Commercial Mortgage Trust, Series 2006-C26-AM	6.28%	#	06/15/2045	499,912
182,524	Wachovia Bank Commercial Mortgage Trust, Series 2007-C30-AJ	5.41%	#	12/15/2043	185,844
4,655,395	Waterfall Commercial Mortgage Trust, Series 2015-SBC5-A	4.10%	#^	09/14/2022	4,666,497
500,000	Wells Fargo Commercial Mortgage Trust, Series 2015-C26-D	3.59%	^	02/15/2048	377,311

Total Non-Agency Commercial Mortgage Backed Obligations (Cost $18,794,872)					18,470,158

Non-Agency Residential Collateralized Mortgage Obligations - 92.4%
2,519,122	Ajax Mortgage Loan Trust, Series 2016-1-A	4.25%	#^	07/25/2047	2,505,931
8,685,067	Alternative Loan Trust, Series 2005-79CB-A1	1.77%	#	01/25/2036	6,096,479
8,685,067	Alternative Loan Trust, Series 2005-79CB-A2	3.73%	#I/F I/O	01/25/2036	1,242,817
12,281,683	Alternative Loan Trust, Series 2005-80CB-4A1	6.00%		02/25/2036	9,905,927
11,154,335	Alternative Loan Trust, Series 2007-OA8-1A1	1.40%	#	06/25/2047	9,538,892
4,043,640	Banc of America Funding Corporation, Series 2006-2-2A11	5.50%		03/25/2036	3,988,050
2,360,609	Banc of America Funding Corporation, Series 2007-1-TA8	5.85%	#	01/25/2037	2,074,848
9,073,278	BCAP LLC Trust, Series 2011-RR4-5A8	6.08%	#^	08/26/2037	9,500,793
8,147,318	BCAP LLC Trust, Series 2011-RR4-I-4A8	6.15%	#^	08/26/2037	8,509,852
22,141,290	BCAP LLC Trust, Series 2012-RR4-6A2	3.32%	#^	11/26/2035	17,770,460
8,624,195	Bear Stearns ARM Trust, Series 2006-2-2A1	3.64%	#	07/25/2036	8,460,782
7,024,475	Bear Stearns Asset Backed Securities Trust, Series 2005-10-23A1	3.34%	#	01/25/2036	6,381,112
4,806,939	Bear Stearns Asset Backed Securities Trust, Series 2006-4-31A1	3.77%	#	07/25/2036	4,281,088
6,283,092	Bear Stearns Asset Backed Securities Trust, Series 2006-AC5-A1	6.25%	#	12/25/2036	6,152,120
2,699,139	Bear Stearns Asset Backed Securities Trust, Series 2006-IM1-A1	1.45%	#	04/25/2036	2,840,039
3,331,175	Chase Mortgage Finance Trust, Series 2006-S2-1A9	6.25%		10/25/2036	2,744,897
6,400,089	Chase Mortgage Finance Trust, Series 2006-S3-1A2	6.00%		11/25/2036	5,323,107
555,695	Chase Mortgage Finance Trust, Series 2007-S3-1A12	6.00%		05/25/2037	452,739
4,614,783	CHL Mortgage Pass-Through Trust, Series 2006-13-1A17	4.43%	#I/F I/O	09/25/2036	929,606
7,898,728	CHL Mortgage Pass-Through Trust, Series 2007-HYB1-2A1	3.09%	#	03/25/2037	6,857,510
4,614,783	CHL Mortgage Pass-Through Trust, Series 2006-13-1A3	1.82%	#	09/25/2036	2,800,574
4,000,000	CIM Trust, Series 2016-1RR-B2	12.32%	#^	07/26/2055	3,541,298
3,000,000	CIM Trust, Series 2016-2RR-B2	10.14%	#^	02/27/2056	2,659,691
3,000,000	CIM Trust, Series 2016-3RR-B2	11.02%	#^	02/27/2056	2,671,800
1,680,804	Citigroup Mortgage Loan Trust, Inc., Series 2007-AR8-1A1A	3.49%	#	08/25/2047	1,518,503
2,182,563	Citigroup Mortgage Loan Trust, Inc., Series 2005-9-21A2	5.50%		11/25/2035	2,163,654
3,090,864	Citigroup Mortgage Loan Trust, Inc., Series 2011-12-1A2	3.44%	#^	04/25/2036	2,541,269
18,879,589	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A3	1.72%	#	05/25/2037	14,081,974
18,879,589	CitiMortgage Alternative Loan Trust, Series 2007-A5-1A4	4.38%	#I/F I/O	05/25/2037	3,129,501
5,369,189	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A4	6.00%		06/25/2037	4,961,740
3,659,023	CitiMortgage Alternative Loan Trust, Series 2007-A6-1A5	6.00%		06/25/2037	3,381,352
5,663,006	CitiMortgage Alternative Loan Trust, Series 2007-A8-A1	6.00%		10/25/2037	5,213,902
12,762,172	CitiMortgage Alternative Loan Trust Series, Series 2006-A2	4.18%	# I/O	05/25/2036	1,809,271
11,588,910	CitiMortgage Alternative Loan Trust Series, Series 2006-A2-A5	1.82%	#	05/25/2036	9,140,152
1,133,175	Countrywide Alternative Loan Trust, Series 2004-22CB-1A1	6.00%		10/25/2034	1,172,724
2,040,887	Countrywide Alternative Loan Trust, Series 2005-22T1-A5	5.50%		06/25/2035	1,689,582
1,887,259	Countrywide Alternative Loan Trust, Series 2005-28CB-2A7	5.75%		08/25/2035	1,688,581
2,905,862	Countrywide Alternative Loan Trust, Series 2005-46CB-A20	5.50%		10/25/2035	2,818,035
5,736,092	Countrywide Alternative Loan Trust, Series 2005-65CB-1A11	6.00%		01/25/2036	5,512,738
422,008	Countrywide Alternative Loan Trust, Series 2005-73CB-1A3	6.25%		01/25/2036	429,525
2,332,507	Countrywide Alternative Loan Trust, Series 2006-14CB-A8	6.00%		06/25/2036	1,998,285
5,287,308	Countrywide Alternative Loan Trust, Series 2006-41CB-2A12	6.00%		01/25/2037	4,356,968
2,018,340	Countrywide Alternative Loan Trust, Series 2006-41CB-2A15	5.75%		01/25/2037	1,628,201
5,375,858	Countrywide Alternative Loan Trust, Series 2006-46-A6	6.00%		02/25/2047	4,483,988
3,542,601	Countrywide Alternative Loan Trust, Series 2006-7CB-2A1	6.50%		05/25/2036	2,547,928
1,725,709	Countrywide Alternative Loan Trust, Series 2006-8T1-1A4	6.00%		04/25/2036	1,452,675
2,420,160	Countrywide Alternative Loan Trust, Series 2006-J4-2A13	6.00%		07/25/2036	2,132,521
6,664,633	Countrywide Alternative Loan Trust, Series 2006-J4-2A8	6.00%		07/25/2036	5,872,534
1,832,696	Countrywide Alternative Loan Trust, Series 2006-J6-A5	6.00%		09/25/2036	1,627,532
1,382,283	Countrywide Alternative Loan Trust, Series 2007-13-A4	6.00%		06/25/2047	1,185,641
999,707	Countrywide Alternative Loan Trust, Series 2007-J2-2A1	6.00%		07/25/2037	972,452
192,037	Countrywide Home Loans, Series 2006-10-1A11	5.85%		05/25/2036	162,065
1,189,014	Countrywide Home Loans, Series 2006-17-A6	6.00%		12/25/2036	1,043,520
2,775,638	Countrywide Home Loans, Series 2006-19-1A7	6.00%		01/25/2037	2,420,262
3,718,990	Countrywide Home Loans, Series 2006-9-A2	6.00%		05/25/2036	3,215,196
13,466,845	Countrywide Home Loans, Series 2007-15-1A29	6.25%		09/25/2037	12,451,419
900,799	Countrywide Home Loans, Series 2007-4-1A10	6.00%		05/25/2037	753,694
673,170	Countrywide Home Loans, Series 2007-8-1A5	5.44%		01/25/2038	543,798
2,848,559	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-12-5A1	5.25%		01/25/2036	2,729,897
1,268,843	Credit Suisse First Boston Mortgage Securities Corporation, Series 2005-9-3A2	6.00%		10/25/2035	820,757
1,336,702	Credit Suisse Mortgage Capital Certificates, Series 2006-6-1A10	6.00%		07/25/2036	1,087,835
1,734,619	Credit Suisse Mortgage Capital Certificates, Series 2008-2R-1A1	6.00%	^	07/25/2037	1,628,833
6,674,927	Credit Suisse Mortgage Capital Certificates, Series 2009-9R-10A2	5.50%	^	12/26/2035	5,832,863
2,424,306	Credit Suisse Mortgage Capital Certificates, Series 2011-17R-1A2	5.75%	^	02/27/2037	2,642,187
7,089,851	CSMC Mortgage-Backed Trust, Series 2006-7-10A1	6.75%		08/25/2036	5,970,303
1,623,343	Deutsche ALT-A Securities, Inc. Mortgage Loan Trust, Series 2005-6-2A1	5.50%		12/25/2035	1,446,209
595,664	Deutsche ALT-B Securities, Inc. Mortgage Loan Trust, Series 2006-AB4-A1A	6.01%	#	10/25/2036	567,637
5,742,400	Deutsche Mortgage Securities, Inc., Series 2009-RS2-1A2	3.02%	#^	09/26/2036	5,698,173
3,613,757	First Horizon Alternative Mortgage Securities, Series 2005-FA4-1A6	5.50%		06/25/2035	3,362,591
1,394,523	First Horizon Alternative Mortgage Securities, Series 2005-FA8-1A3	5.50%		11/25/2035	1,260,079
3,756,531	First Horizon Alternative Mortgage Securities, Series 2007-FA3-A8	6.00%		06/25/2037	2,942,506
3,870,519	First Horizon Alternative Mortgage Securities, Series 2007-FA4-1A4	6.25%		08/25/2037	3,058,772
354,175	First Horizon Asset Securities, Inc., Series 2006-1-1A2	6.00%		05/25/2036	324,599
2,873,186	First Horizon Asset Securities, Inc., Series 2007-3-A4	6.00%		06/25/2037	2,416,737
9,736,308	GreenPoint Mortgage Funding Trust, Series 2005-AR4-3A1	2.09%	#	10/25/2045	7,637,843
717,581	GSR Mortgage Loan Trust, Series 2006-2F-3A4	6.00%		02/25/2036	598,790
2,540,522	GSR Mortgage Loan Trust, Series 2007-1F-3A14	5.75%		01/25/2037	2,389,843
4,617,495	GSR Mortgage Loan Trust, Series 2007-2F-3A3	6.00%		03/25/2037	4,423,278
3,272,053	HSI Asset Loan Obligation Trust, Series 2007-1-3A6	6.00%		06/25/2037	2,236,322
1,833,289	Impac Secured Assets Trust, Series 2006-5-1A1B	1.42%	#	02/25/2037	1,617,370
6,861,248	JP Morgan Alternative Loan Trust, Series 2006-S4-A4	5.96%	#	12/25/2036	6,536,532
4,813,976	JP Morgan Alternative Loan Trust, Series 2008-R2-A1	6.00%	^	11/25/2036	3,978,973
668,137	JP Morgan Mortgage Trust, Series 2005-S3-1A1	6.50%		01/25/2036	591,363
3,551,365	JP Morgan Mortgage Trust, Series 2007-S1-2A8	5.75%		03/25/2037	2,873,893
4,390,663	JP Morgan Resecuritization Trust, Series 2009-13-1A2	5.50%	^	01/26/2036	4,259,943
1,868,962	Lavender Trust, Series 2010-R11A-A4	6.25%	^	10/26/2036	1,541,145
1,038,897	MASTR Alternative Loans Trust, Series 2004-10-5A5	5.75%		09/25/2034	1,036,440
2,345,049	Merrill Lynch Alternative Note Asset Trust, Series 2007-F1-2A6	6.00%		03/25/2037	1,803,385
1,902,791	Merrill Lynch Mortgage Investors Trust, Series 2006-AF1-AF3B	6.25%		08/25/2036	1,591,917
1,423,724	Morgan Stanley Mortgage Loan Trust, Series 2007-12-3A4	6.25%		08/25/2037	1,236,832
11,439,050	New Century Home Equity Loan Trust, Series 2006-1-A2B	1.40%	#	05/25/2036	9,883,304
4,535,399	Nomura Asset Acceptance Corporation, Series 2006-AP1-A2	5.52%	#	01/25/2036	2,541,286
1,779,973	Nomura Asset Acceptance Corporation, Series 2007-1-1A1A	6.00%	#	03/25/2047	1,475,098
12,174,401	Opteum Mortgage Acceptance Corporation Trust, Series 2006-2-A1C	1.49%	#	07/25/2036	7,575,077
755,914	PR Mortgage Loan Trust, Series 2014-1-APT	5.92%	#^	10/25/2049	762,794
4,658,874	RALI Trust, Series 2006-QS12-2A12	1.42%	#	09/25/2036	3,557,204
4,658,874	RALI Trust, Series 2006-QS12-2A13	6.19%	#I/F I/O	09/25/2036	1,096,228
1,621,444	RBSGC Mortgage Loan Trust, Series 2007-A-2A4	6.25%		01/25/2037	1,587,766
2,983,545	Residential Accredit Loans, Inc., Series 2005-QS13-1A6	5.50%		09/25/2035	2,782,137
715,708	Residential Accredit Loans, Inc., Series 2006-QS12-1A1	6.50%		09/25/2036	552,076
6,168,390	Residential Accredit Loans, Inc., Series 2006-QS18-1A4	6.25%		12/25/2036	5,452,557
2,235,648	Residential Accredit Loans, Inc., Series 2006-QS7-A2	6.00%		06/25/2036	2,049,194
5,336,310	Residential Accredit Loans, Inc., Series 2007-QA5-3A1	6.14%	#	09/25/2037	4,679,417
1,615,785	Residential Accredit Loans, Inc., Series 2007-QS11-A1	7.00%		10/25/2037	1,397,076
12,751,819	Residential Accredit Loans, Inc., Series 2007-QS1-1A2	4.23%	#I/F I/O	01/25/2037	2,049,222
12,751,819	Residential Accredit Loans, Inc., Series 2007-QS1-1A5	1.77%	#	01/25/2037	9,419,520
1,021,063	Residential Accredit Loans, Inc., Series 2007-QS5-A1	5.50%		03/25/2037	839,788
3,299,487	Residential Asset Securities Corporation, Series 2007-KS3-AI3	1.47%	#	04/25/2037	3,238,130
5,355,815	Residential Asset Securitization Trust, Series 2006-A12-A1	6.25%		11/25/2036	3,821,178
1,949,244	Residential Asset Securitization Trust, Series 2006-A8-1A1	6.00%		08/25/2036	1,745,848
156,486	Residential Funding Mortgage Securities Trust, Series 2005-S9-A11	6.25%		12/25/2035	150,476
1,691,969	Residential Funding Mortgage Securities Trust, Series 2006-SA2-3A1	4.56%	#	08/25/2036	1,501,040
8,000,000	Soundview Home Loan Trust, Series 2005-OPT4-M1	1.68%	#	12/25/2035	7,047,889
350,000	Springleaf Mortgage Loan Trust, Series 2013-2A-B2	6.00%	# ^	12/25/2065	350,247
9,083,569	Structured Adjustable Rate Mortgage Loan Trust, Series 2005-22-4A1	3.52%	#	12/25/2035	8,592,776
5,860,395	Structured Adjustable Rate Mortgage Loan Trust, Series 2006-10-3AF	1.62%	#	11/25/2036	4,210,614
3,457,722	Structured Adjustable Rate Mortgage Loan Trust, Series 2008-1-A2	3.36%	#	10/25/2037	3,163,539
7,744,848	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A1	1.40%	#	07/25/2046	6,835,853
7,858,335	Structured Asset Mortgage Investments Trust, Series 2006-AR6-1A3	1.41%	#	07/25/2046	6,434,181
6,846,287	Structured Asset Mortgage Investments Trust, Series 2006-AR8-A2	1.43%	#	10/25/2036	5,936,487
785,992	Thornburg Mortgage Securities Trust, Series 2007-4-2A1	2.76%	#	09/25/2037	783,844
5,254,195	US Residential Opportunity Fund Trust, Series 2016-1III-A	3.47%	#^	07/27/2036	5,302,885
4,512,074	VOLT LLC, Series 2015-NPL8-A1	3.50%	#^	06/26/2045	4,534,411
10,000,000	VOLT LLC, Series 2017-NPL7-A1	3.25%	#^	06/25/2018	10,016,228
2,518,889	Washington Mutual Mortgage Pass-Through Certificates, Series 2005-10-2A8	6.00%		11/25/2035	2,371,958
5,600,409	Washington Mutual Mortgage Pass-Through Certificates, Series 2006-5-2CB6	6.00%		07/25/2036	4,760,543
3,947,596	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-2-1A6	6.00%		04/25/2037	3,403,134
402,178	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-4-1A1	5.50%		06/25/2037	380,667
4,806,077	Washington Mutual Mortgage Pass-Through Certificates, Series 2007-5-A6	6.00%		06/25/2037	4,758,082
1,533,099	Wells Fargo Alternative Loan Trust, Series 2007-PA3-1A4	5.75%		07/25/2037	1,418,415
2,854,454	Wells Fargo Mortgage Backed Securities Trust, Series 2006-AR4-2A1	3.36%	#	04/25/2036	2,625,564
10,578,164	Wells Fargo Mortgage Backed Securities Trust, Series 2007-11-A96	6.00%		08/25/2037	10,659,109
873,362	Wells Fargo Mortgage Backed Securities Trust, Series 2007-13-A2	6.25%		09/25/2037	888,675
1,382,743	Wells Fargo Mortgage Backed Securities Trust, Series 2007-3-1A4	6.00%		04/25/2037	1,385,208

Total Non-Agency Residential Collateralized Mortgage Obligations (Cost $494,706,141)					487,492,166

US Government / Agency Mortgage Backed Obligations - 0.1%
345,825	Federal Home Loan Mortgage Corporation, Series 2016-KF22-B	6.03%	#^	07/25/2023	349,701

Total US Government / Agency Mortgage Backed Obligations (Cost $345,825)					349,701

Short Term Investments - 2.3%
4,039,026	BlackRock Liquidity Funds FedFund - Institutional Shares	0.86%	◆		4,039,026
4,039,027	Fidelity Institutional Money Market Government Portfolio - Class I	0.81%	◆		4,039,027
4,039,026	Morgan Stanley Institutional Liquidity Funds Government Portfolio - Institutional Share Class	0.84%	◆		4,039,026

Total Short Term Investments (Cost $12,117,079)					12,117,079

Total Investments - 100.4% (Cost $536,889,891)					529,467,956
Liabilities in Excess of Other Assets - (0.4)%					(1,989,070)

NET ASSETS - 100.0%					$527,478,886

#	Variable rate security. Rate disclosed as of June 30, 2017.
^	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration to qualified institutional buyers. These securities are determined to be liquid by the Adviser, unless otherwise noted, under procedures established by the Fund’s Board of Trustees. At June 30, 2017, the value of these securities amounted to $121,167,278 or 23.0% of net assets.
I/O	Interest only security
I/F	Inverse floating rate security whose interest rate moves in the opposite direction of reference interest rates

◆ Seven-day yield as of June 30, 2017

The cost basis of investments for federal income tax purposes at June 30, 2017 was as follows+:

Tax Cost of Investments	$536,889,891

Gross Tax Unrealized Appreciation	7,700,211
Gross Tax Unrealized Depreciation	(15,122,146)

Net Tax Unrealized Appreciation (Depreciation)	$(7,421,935)

+	Because tax adjustments are calculated annually, the above table reflects the tax adjustments outstanding at the Fund’s previous fiscal year end. For the previous fiscal year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent annual report.

SECURITY TYPE BREAKDOWN as a % of Net Assets:

Non-Agency Residential Collateralized Mortgage Obligations	92.4%
Non-Agency Commercial Mortgage Backed Obligations	3.5%
Short Term Investments	2.3%
Collateralized Loan Obligations	1.1%
Asset Backed Obligations	1.0%
US Government / Agency Mortgage Backed Obligations	0.1%
Other Assets and Liabilities	(0.4)%

100.0%

Summary of Fair Value Disclosure

June 30, 2017 (Unaudited)

Security Valuation. The Fund has adopted US GAAP fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion of changes in valuation techniques and related inputs during the period. These inputs are summarized in the three broad levels listed below:

Level 1—Unadjusted quoted market prices in active markets for identical securities

Level 2—Quoted prices for identical or similar assets in markets that are not active, or inputs derived from observable market data

Level 3—Significant unobservable inputs (including the reporting entity’s estimates and assumptions)

Assets and liabilities may be transferred between levels. The Fund uses end of period timing recognition to account for any transfers.

Market values for domestic and foreign fixed income securities are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs described in the following table which is not intended to be a complete list. The table provides examples of inputs that are commonly relevant for valuing particular classes of fixed income securities in which the Fund is authorized to invest. However, these classifications are not exclusive, and any of the inputs may be used to value any other class of fixed-income securities. Securities that use similar valuation techniques and inputs as described in the following table are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable, the values generally would be categorized as Level 3.

Fixed-income class	Examples of Inputs
All	Benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and proprietary pricing models such as yield measures calculated using factors such as cash flows, financial or collateral performance and other reference data (collectively referred to as “standard inputs”)
Corporate bonds and notes; convertible securities	Standard inputs and underlying equity of the issuer
US bonds and notes of government and government agencies	Standard inputs
Residential and commercial mortgage-backed obligations; asset-backed obligations (including collateralized loan obligations)	Standard inputs and cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information, trustee reports

Investments in registered open-end management investment companies will be valued based upon the net asset value (“NAV”) of such investments and are categorized as Level 1 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board of Trustees (the “Board”). The valuation committee is generally responsible for overseeing the day to day valuation processes and reports periodically to the Board. The valuation committee and the pricing group are authorized to make all necessary determinations of the fair values of portfolio securities and other assets for which market quotations are not readily available or if it is deemed that the prices obtained from brokers and dealers or independent pricing services are deemed to be unreliable indicators of market or fair value.

The following is a summary of the fair valuations according to the inputs used to value the Fund’s investments as of June 30, 20171:

Category
Investments in Securities
Level 1
Money Market Funds	$12,117,079

Total Level 1	12,117,079
Level 2
Non-Agency Residential Collateralized Mortgage Obligations	464,298,065
Non-Agency Commercial Mortgage Backed Obligations	18,191,131
Asset Backed Obligations	5,068,817
Collateralized Loan Obligations	5,970,035
US Government / Agency Mortgage Backed Obligations	349,701

Total Level 2	493,877,749
Level 3
Non-Agency Residential Collateralized Mortgage Obligations	23,194,101
Non-Agency Commercial Mortgage Backed Obligations	279,027

Total Level 3	23,473,128

Total	$529,467,956

See the Schedule of Investments for further disaggregation of investment categories.

1 There were no transfers into or out of Level 1 during the period ended June 30, 2017.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 3/31/2017	Net Realized Gain (Loss)	Net Change in Unrealized Appreciation (Depreciation)[3]	Net Accretion (Amortization)	Purchases [1]	Sales [2]	Transfers Into Level 3[4]	Transfers Out of Level 3[4]	Balance as of 6/30/2017	Net Change in Unrealized Appreciation (Depreciation) on securities held at 6/30/2017[3]
Investments in Securities
Non-Agency Residential Collateralized Mortgage Obligations	$5,386,628	$31,324	$(28,052)	$37,982	$-	$(244,426)	$18,010,645	$-	$23,194,101	$(28,052)
Non-Agency Commercial Mortgage Backed Obligations	281,403	-	(5,315)	2,939	-	-	-	-	279,027	(5,315)

Total	$5,668,031	$31,324	$(33,367)	$40,921	$-	$(244,426)	$18,010,645	$-	$23,473,128	$(33,367)

1 Purchases include all purchases of securities and payups.

2 Sales include all sales of securities, maturities, and paydowns.

3 Any difference between net change in unrealized appreciation (depreciation) and net change in unrealized appreciation (depreciation) on securities held at June 30, 2017 may be due to a security that was not held or categorized as Level 3 at either period end.

4 Transfers between Level 3 and Level 2 were due to a change in observable and/or unobservable inputs from the prior fiscal year end.

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 6/30/2017 *	Valuation Techniques	Unobservable Input	Input Values	Impact to valuation from an increase to input
Non-Agency Residential Collateralized Mortgage Obligations	$23,194,101	Market Comparables	Market Quotes	$82.22 - $108.99	Significant changes in the market quotes would result in direct and proportional changes in the fair value of the security
Non-Agency Commercial Mortgage Backed Obligations	279,027	Market Comparables	Yields	13.27%	Increase in the yields would result in the decrease in the fair value of the security

* Level 3 securities are typically valued by pricing vendors. The appropriateness of fair values for these securities is monitored on an ongoing basis by the Adviser, which may include back testing, results of vendor due diligence, unchanged price review and consideration of market and/or sector events.

Item 2. Controls and Procedures.

(a)	The Registrant’s principal executive and principal financial officers have concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of this Form N-Q, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)	There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)). Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  DoubleLine Funds Trust

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                        August 23, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)          /s/ Ronald R. Redell

Ronald R. Redell, President

Date                       August 23, 2017

By (Signature and Title)            /s/ Susan Nichols

Susan Nichols, Treasurer and Principal Financial and Accounting Officer

Date                        August 23, 2017